Deposits	12 Months Ended
Dec. 31, 2024
Disclosure of security deposits and maintenance reserves [Abstract]
Security deposits and maintenance reserves	DEPOSITS
11.1Accounting policies
11.1.1Security deposits
Security deposits are represented by amounts deposited by the Company, mostly to the lessors of aircraft and engines, as guarantee for the fulfillment of the lease contract. Security deposits do not bear interest and are reimbursable at the end of the contracts. Judicial deposits are also classified in this group.
11.1.2Maintenance reserves
Certain master lease agreements provide for the payment of aircraft and engine maintenance reserves made to be held as collateral for the performance of major maintenance activities, and therefore these deposits are reimbursable upon completion of the maintenance event in an amount equal to or less than:
•the amount of the maintenance reserve held by the lessor associated with the specific maintenance event; or
•the costs related to the specific maintenance event.
Substantially all these maintenance reserve payments are calculated based on an aircraft utilization measure, such as flight hours or cycles.
As of the date of these consolidated financial statements, we assess whether the maintenance reserve deposits required by the master lease agreements are expected to be recovered through reimbursement of future expenses while carrying out with the performance of qualifying maintenance on the leased assets. Maintenance deposits expected to be recovered are held in assets, and the amounts identified as non-recoverable are readily transferred to statement of operations.
Aircraft and engine maintenance reserves are classified as current or non-current depending on the dates on which the amounts are expected to be recovered.
11.2Breakdown of deposits

	December, 31
Description	2024	2023

Security deposits	688,034	418,537
Maintenance reserves	2,942,716	2,153,310
Total	3,630,750	2,571,847

Provision for loss	(238,088)	(278,352)

Total, net	3,392,662	2,293,495

Current	328,876	515,692
Non-current	3,063,786	1,777,803
The movement of security deposits and maintenance reserves is as follows:

Description	Security deposits	Maintenance reserves	Total

At December 31, 2022	374,960	2,164,601	2,539,561
Additions	234,972	357,759	592,731
Returns	(169,432)	(417,725)	(587,157)
Provision movement	—	135,284	135,284
Use by the lessor	—	(221,054)	(221,054)
Foreign currency exchange	(21,963)	(143,907)	(165,870)
At December 31, 2023	418,537	1,874,958	2,293,495

Additions	220,698	397,277	617,975
Returns	(57,028)	(183,923)	(240,951)
Provision movement	—	113,149	113,149
Use by the lessor	—	(41,042)	(41,042)
Foreign currency exchange	105,827	544,209	650,036
At December 31, 2024	688,034	2,704,628	3,392,662

At December 31, 2024
Current	113,799	215,077	328,876
Non-current	574,235	2,489,551	3,063,786

At December 31, 2023
Current	64,788	450,904	515,692
Non-current	353,749	1,424,054	1,777,803
The movement of the provision for loss of maintenance reserves is as follows: